Investment Portfolioas of November 30, 2022 (Unaudited)
DWS ESG International Core Equity Fund
	Shares	Value ($)

Common Stocks 97.0%
Australia 8.1%
Aurizon Holdings Ltd.	17,850	46,639
Australia & New Zealand Banking Group Ltd.	2,311	39,173
BHP Group Ltd.	2,400	75,299
Brambles Ltd.	5,891	49,462
Endeavour Group Ltd.	13,902	66,134
Macquarie Group Ltd.	339	42,302
Newcrest Mining Ltd.	4,281	58,368
Treasury Wine Estates Ltd.	10,525	99,537
Woodside Energy Group Ltd.	1,505	37,991
Woolworths Group Ltd.	2,989	70,221
(Cost $626,407)		585,126
Belgium 0.8%
KBC Group NV (Cost $72,852)	1,043	57,884
Denmark 3.3%
Novo Nordisk AS "B" (Cost $83,662)	1,932	241,605
Finland 2.1%
Kone Oyj "B"	1,101	55,078
Neste Oyj	1,831	95,344
(Cost $105,467)		150,422
France 11.3%
Aeroports de Paris*	226	34,890
BNP Paribas SA	2,295	129,946
Capgemini SE	468	84,897
Danone SA	1,252	65,878
Kering SA	187	113,061
LVMH Moet Hennessy Louis Vuitton SE	281	220,133
Renault SA*	1,118	41,254
Valeo	2,200	41,208
Worldline SA 144A*	1,841	87,946
(Cost $622,240)		819,213
Germany 6.8%
Allianz SE (Registered)	553	119,244
BASF SE	1,729	88,867
Bayerische Motoren Werke AG	476	43,756
Deutsche Boerse AG	629	115,862
LANXESS AG	1,785	72,198
Merck KGaA	202	37,011
Puma SE	372	19,428
(Cost $450,296)		496,366

Hong Kong 1.2%
HKT Trust & HKT Ltd. (Units)	60,000	72,957
SITC International Holdings Co., Ltd.	8,000	17,679
(Cost $110,522)		90,636
Ireland 1.1%
Kingspan Group PLC (Cost $80,130)	1,380	78,826
Italy 1.5%
Moncler SpA (Cost $27,866)	2,079	108,409
Japan 21.9%
AGC, Inc.	2,000	67,296
ANA Holdings, Inc.*	1,200	25,824
Astellas Pharma, Inc.	4,200	65,334
Canon, Inc.	1,800	42,475
Chugai Pharmaceutical Co., Ltd.	4,300	115,995
CyberAgent, Inc.	7,700	70,111
Daiwa House Industry Co., Ltd.	1,400	32,789
East Japan Railway Co.	400	22,779
Hitachi Construction Machinery Co., Ltd.	1,400	33,049
Hulic Co., Ltd.	3,400	28,715
Inpex Corp.	4,000	43,840
Japan Post Bank Co., Ltd.	11,700	89,276
KDDI Corp.	2,500	75,469
Mitsubishi Corp.	1,900	64,019
Mitsubishi UFJ Financial Group, Inc.	20,100	110,656
Mitsui & Co., Ltd.	4,800	139,566
Murata Manufacturing Co., Ltd.	700	38,997
Nippon Building Fund, Inc. (REIT)	5	23,303
Nippon Steel Corp.	3,600	57,777
Nippon Telegraph & Telephone Corp.	1,200	33,281
Nomura Real Estate Holdings, Inc.	1,100	26,696
Obayashi Corp.	3,900	29,158
Shimizu Corp.	6,000	32,350
SoftBank Corp.	2,700	29,393
Sumitomo Mitsui Financial Group, Inc.	3,600	122,189
Takeda Pharmaceutical Co., Ltd.	3,000	88,496
Terumo Corp.	1,600	48,251
Tokyo Electron Ltd.	100	33,976
(Cost $1,613,910)		1,591,060
Luxembourg 0.3%
Aroundtown SA (Cost $50,435)	9,053	21,925
Netherlands 5.6%
ASML Holding NV	334	202,536
Koninklijke DSM NV	640	82,383
Koninklijke Philips NV	1,910	28,739
Stellantis NV	5,830	92,117
(Cost $308,395)		405,775
Norway 1.8%
DNB Bank ASA (Cost $110,744)	6,505	127,338

Singapore 0.4%
Singapore Telecommunications Ltd. (Cost $30,367)	15,400	30,980
Spain 2.6%
Grifols SA*	4,019	43,442
Iberdrola SA	9,420	106,866
Siemens Gamesa Renewable Energy SA*	1,918	36,296
(Cost $233,367)		186,604
Sweden 3.8%
Assa Abloy AB "B"	2,926	67,450
Getinge AB "B"	2,299	53,802
Hexagon AB "B"	6,743	78,430
Skanska AB "B"	1,464	23,843
Svenska Handelsbanken AB "A"	4,941	50,215
(Cost $255,029)		273,740
Switzerland 11.5%
ABB Ltd. (Registered)	2,041	64,105
Kuehne & Nagel International AG (Registered)	332	81,180
Lonza Group AG (Registered)	189	99,565
Nestle SA (Registered)	2,376	283,451
Novartis AG (Registered)	1,061	94,165
Sika AG (Registered)	411	105,157
STMicroelectronics NV	1,046	40,250
Straumann Holding AG (Registered)	180	21,078
Swiss Prime Site AG (Registered)	550	45,912
(Cost $629,375)		834,863
United Kingdom 12.9%
Compass Group PLC	5,188	119,028
Diageo PLC	3,568	165,247
M&G PLC	28,349	66,141
National Grid PLC	6,960	85,679
Prudential PLC	11,159	133,235
RELX PLC	4,616	129,607
Shell PLC	6,519	190,459
SSE PLC	1,456	30,282
Vodafone Group PLC	17,223	19,134
(Cost $846,427)		938,812
Total Common Stocks (Cost $6,257,491)		7,039,584

Exchange-Traded Funds 1.0%
iShares Trust iShares ESG Aware MSCI EAFE ETF (Cost $74,446)	1,052	70,800

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 3.7% (a) (Cost $56,904)	56,904	56,904

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $6,388,841)	98.8	7,167,288
Other Assets and Liabilities, Net	1.2	84,725
Net Assets	100.0	7,252,013

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 are as follows:
Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.69% (a) (b)
180,346	—	180,346 (c)	—	—	307	—	—	—
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 3.7% (a)
43,405	347,841	334,342	—	—	307	—	56,904	56,904
223,751	347,841	514,688	—	—	614	—	56,904	56,904

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
At November 30, 2022 the DWS ESG International Core Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Exchange-Traded Funds and Cash Equivalents)
Financials	1,203,461	17%
Industrials	1,099,096	16%
Health Care	937,483	13%
Consumer Discretionary	798,394	11%
Consumer Staples	750,468	11%
Information Technology	609,507	9%
Materials	540,049	8%
Energy	367,634	5%
Communication Services	331,325	5%
Utilities	222,827	3%
Real Estate	179,340	2%
Total	7,039,584	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$585,126	$—	$585,126
Belgium	—	57,884	—	57,884
Denmark	—	241,605	—	241,605
Finland	—	150,422	—	150,422
France	—	819,213	—	819,213
Germany	—	496,366	—	496,366
Hong Kong	—	90,636	—	90,636
Ireland	—	78,826	—	78,826
Italy	—	108,409	—	108,409
Japan	—	1,591,060	—	1,591,060
Luxembourg	—	21,925	—	21,925
Netherlands	—	405,775	—	405,775
Norway	—	127,338	—	127,338
Singapore	—	30,980	—	30,980
Spain	—	186,604	—	186,604
Sweden	—	273,740	—	273,740
Switzerland	—	834,863	—	834,863
United Kingdom	—	938,812	—	938,812
Exchange-Traded Funds	70,800	—	—	70,800
Short-Term Investments	56,904	—	—	56,904
Total	$127,704	$7,039,584	$—	$7,167,288
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEICEF-PH1
R-080548-2 (1/25)